Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 22,448	$ 23,975	$ 33,129
Cost of sales	(20,308)	(19,614)	(27,701)
Cost of sales – non-recurring	(1,881)	0	0
Gross profit	259	4,361	5,428
General and administrative expenses	(13,326)	(9,651)	(4,225)
Total gain/(loss) on solar development	(13)	769	1,589
Other income	662	960	432
Depreciation of property, plant and equipment	(770)	(638)	(401)
Amortization of intangible assets	(850)	(815)	(546)
Operating profit/(loss)	(14,038)	(5,014)	2,277
Restructuring and other non-recurring costs	(443)	(2,877)	(3,410)
Finance income	173	2,176	27
Finance expense	(8,604)	(2,450)	(2,974)
Loss before income tax	(22,912)	(8,165)	(4,080)
Income tax	1,968	138	(742)
Loss from continuing operations	(20,944)	(8,027)	(4,822)
(Loss)/ profit from discontinued operations	(625)	69	(281)
Loss for the period	(21,569)	(7,958)	(5,103)
Losses attributable to:
Equity owners of VivoPower International PLC	(21,569)	(7,571)	(5,103)
Non-controlling interests	0	(387)	0
Loss for the period	(21,569)	(7,958)	(5,103)
Other comprehensive income
Currency translation differences recognized directly in equity	1,043	1,601	(1,028)
Total comprehensive loss for the period attributable to owners of the company	$ (20,526)	$ (6,357)	$ (6,131)
Earnings per share attributable to owners of the company (dollars)
Basic (in dollars per share)	$ (1.01)	$ (0.49)	$ (0.36)
Diluted (in dollars per share)	(1.01)	(0.49)	(0.36)
Basic (in dollars per share)	(0.03)	(0.00)	(0.02)
Diluted (in dollars per share)	$ (0.03)	$ (0.00)	$ (0.02)